Schedule of Assets (Held at End of Year) (Details) - TD 401(k) Retirement Plan	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	01-0437984
Plan number	003
Current Value	$ 6,813,244,810
Notes receivable from participants	82,426,866
Total Investments and Loans	$ 6,895,671,676
Investment, Identifier [Axis]: Blackrock Total Return Bond L, Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:BlackrockTotalReturnBondLCommonCollectiveTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Number of shares owned | shares	10,107,670
Current Value	$ 115,455,871
Investment, Identifier [Axis]: Cash And Cash Equivalents
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 392,039
Investment, Identifier [Axis]: Dodge & Cox Stock X, Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:DodgeCoxStockXMutualFundsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Number of shares owned | shares	29,554,448
Current Value	$ 490,308,287
Investment, Identifier [Axis]: Earnest SMID Cap Class 1, Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:EarnestSmidCapClass1CommonCollectiveTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Number of shares owned | shares	121,408
Current Value	$ 2,130,708
Investment, Identifier [Axis]: MFS International Equity Class 4, Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:MfsInternationalEquityClass4CommonCollectiveTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Number of shares owned | shares	7,105,679
Current Value	$ 161,725,262
Investment, Identifier [Axis]: T ROWE PRICE GOVERNMENT MONEY, Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:TRowePriceGovernmentMoneyMutualFundsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Number of shares owned | shares	86
Current Value	$ 86
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: TRP Retirement 2005 TR-E, Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:TrpRetirement2005TrECommonCollectiveTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Number of shares owned | shares	841,834
Current Value	$ 19,799,937
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: TRP Retirement 2010 TR-E, Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:TrpRetirement2010TrECommonCollectiveTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Number of shares owned | shares	1,054,950
Current Value	$ 26,605,848
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: TRP Retirement 2015 TR-E, Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:TrpRetirement2015TrECommonCollectiveTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Number of shares owned | shares	2,096,815
Current Value	$ 57,934,991
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: TRP Retirement 2020 TR-E, Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:TrpRetirement2020TrECommonCollectiveTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Number of shares owned | shares	5,050,204
Current Value	$ 152,415,157
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: TRP Retirement 2025 TR-E, Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:TrpRetirement2025TrECommonCollectiveTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Number of shares owned | shares	9,919,316
Current Value	$ 328,428,546
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: TRP Retirement 2030 TR-E, Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:TrpRetirement2030TrECommonCollectiveTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Number of shares owned | shares	14,255,283
Current Value	$ 521,458,250
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: TRP Retirement 2035 TR-E, Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:TrpRetirement2035TrECommonCollectiveTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Number of shares owned | shares	13,797,999
Current Value	$ 553,437,749
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: TRP Retirement 2040 TR-E, Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:TrpRetirement2040TrECommonCollectiveTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Number of shares owned | shares	12,361,758
Current Value	$ 532,420,934
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: TRP Retirement 2045 TR-E, Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:TrpRetirement2045TrECommonCollectiveTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Number of shares owned | shares	11,701,538
Current Value	$ 524,813,969
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: TRP Retirement 2050 TR-E, Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:TrpRetirement2050TrECommonCollectiveTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Number of shares owned | shares	8,149,608
Current Value	$ 367,873,315
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: TRP Retirement 2055 TR-E, Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:TrpRetirement2055TrECommonCollectiveTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Number of shares owned | shares	5,313,163
Current Value	$ 240,101,855
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: TRP Retirement 2060 TR-E, Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:TrpRetirement2060TrECommonCollectiveTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Number of shares owned | shares	4,907,113
Current Value	$ 141,766,503
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: TRP Retirement 2065 TR-E, Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:TrpRetirement2065TrECommonCollectiveTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Number of shares owned | shares	3,017,811
Current Value	$ 54,320,596
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: TRP Retirement 2070 TR-E, Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:TrpRetirement2070TrECommonCollectiveTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Number of shares owned | shares	34,557
Current Value	$ 378,744
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: TRP Retirement Balanced TR-E, Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:TrpRetirementBalancedTrECommonCollectiveTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Number of shares owned | shares	578,139
Current Value	$ 13,250,938
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: TRP Stable Value Common Trust FD-F
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:TrpStableValueCommonTrustFdFMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Number of shares owned | shares	386,849,597
Current Value	$ 386,849,597
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: The Toronto-Dominion Bank, Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:TorontoDominionBankCommonStockMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock
Number of shares owned | shares	2,837,132
Current Value	$ 267,257,794
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Vanguard Development Markets Index Trust, Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:VanguardDevelopmentMarketsIndexTrustCommonCollectiveTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Number of shares owned | shares	3,943,527
Current Value	$ 138,654,402
Investment, Identifier [Axis]: Vanguard Institutional 500 Index Fund Trust, Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:VanguardInstitutional500IndexFundTrustCommonCollectiveTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Number of shares owned | shares	7,050,052
Current Value	$ 980,732,763
Investment, Identifier [Axis]: Vanguard Institutional Extended Market Index Trust Class-B, Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:VanguardInstitutionalExtendedMarketIndexBCommonCollectiveTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Number of shares owned | shares	26,693
Current Value	$ 3,428,173
Investment, Identifier [Axis]: Vanguard Institutional Total Bond Market Index Trust, Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:VanguardInstitutionalTotalBondMarketIndexTrustCommonCollectiveTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Number of shares owned | shares	1,106,907
Current Value	$ 122,025,384
Investment, Identifier [Axis]: Vanguard Treasury Money Market Investment ,Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:VanguardTreasuryMoneyMarketInvestmentMutualFundsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Number of shares owned | shares	1,029,546
Current Value	$ 1,029,546
Investment, Identifier [Axis]: William Blair Large Cap Gr A, Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	td:WilliamBlairLargeCapGraCommonCollectiveTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Number of shares owned | shares	25,393,907
Current Value	$ 608,247,566
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest on loans (as a percent)	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest on loans (as a percent)	9.50%